UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: 811-23084

Series Portfolios Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

John Hedrick, President
Series Portfolios Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
 (Name and address of agent for service)

(414) 765-6047
Registrant's telephone number, including area code

Date of fiscal year end: October 31, 2019

Date of reporting period: January 31, 2019

Item 1. Schedule of Investments.

Weiss Alternative Balanced Risk Fund
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2019

	Shares	Value
LONG COMMON STOCKS - 32.81%
Aerospace & Defense - 0.54%
Bombardier, Inc., Class B (a)(b)	20,640	$31,260
General Dynamics Corporation	377	64,531
Harris Corporation	453	69,391
HEICO Corporation	303	25,603
Lockheed Martin Corporation	480	139,051
Raytheon Company	523	86,169
TransDigm Group, Inc. (a)	72	28,152
United Technologies Corporation	254	29,990
		474,147
Air Freight & Logistics - 0.48%
Atlas Air Worldwide Holdings, Inc. (a)	191	10,165
Deutsche Post AG - Reg (b)	1,806	53,342
Echo Global Logistics, Inc. (a)	344	8,173
FedEx Corporation	1,622	288,019
United Parcel Service, Inc., Class B	404	42,582
XPO Logistics, Inc. (a)	205	12,460
		414,741
Airlines - 0.78%
Air Canada (a)(b)	6,257	141,288
American Airlines Group, Inc.	249	8,907
Delta Air Lines, Inc.	6,014	297,272
JetBlue Airways Corporation (a)	2,877	51,757
Latam Airlines Group SA - ADR (b)	55	641
SkyWest, Inc.	274	13,960
Southwest Airlines Company	2,877	163,299
		677,124
Auto Components - 0.03%
Delphi Technologies plc (a)(b)	635	11,373
Stoneridge, Inc. (a)	645	16,841
		28,214
Banks - 0.56%
Citizens Financial Group, Inc.	685	23,235
Comerica, Inc.	274	21,575
First Hawaiian, Inc.	12,504	321,728
Signature Bank	274	34,883
TCF Financial Corporation	3,776	83,676
		485,097
Beverages - 0.55%
The Coca-Cola Company	1,917	92,265
Constellation Brands, Inc., Class A	531	92,214
Cott Corporation (b)	7,827	118,814
Keurig Dr Pepper, Inc.	4,287	116,692
PepsiCo, Inc.	493	55,546
		475,531
Biotechnology - 0.98%
AbbVie, Inc.	195	15,657
Abeona Therapeutics, Inc. (a)	133	903
Acadia Pharmaceuticals, Inc. (a)	1,463	33,327
Acceleron Pharma, Inc. (a)	64	2,714
Adaptimmune Therapeutics plc - ADR (a)(b)	864	4,208
Albireo Pharma, Inc. (a)	798	20,748
Aldeyra Therapeutics, Inc. (a)	2,460	21,673
Alexion Pharmaceuticals, Inc. (a)	66	8,115
Argenx SE - ADR (a)(b)	548	58,148
Array BioPharma, Inc. (a)	931	17,382
Autolus Therapeutics plc - ADR (a)(b)	372	9,825
AVEO Pharmaceuticals, Inc. (a)	133	93
Biogen, Inc. (a)	143	47,731
Biohaven Pharmaceutical Holding Company Ltd. (a)(b)	132	5,028
BioMarin Pharmaceutical, Inc. (a)	466	45,747
Bluebird Bio, Inc. (a)	33	4,403
Celgene Corporation (a)	65	5,750
Clementia Pharmaceuticals, Inc. (a)(b)	1,407	19,121
Clovis Oncology, Inc. (a)	268	6,796
Cytokinetics, Inc. (a)	200	1,406
CytomX Therapeutics, Inc. (a)	94	1,596
Deciphera Pharmaceuticals, Inc. (a)	106	2,848
Dynavax Technologies Corporation (a)	572	6,303
Eiger BioPharmaceuticals, Inc. (a)	1,407	19,670
Epizyme, Inc. (a)	1,130	11,549
Exelixis, Inc. (a)	1,277	30,099
Fate Therapeutics, Inc. (a)	312	4,724
Fennec Pharmaceuticals, Inc. (a)(b)	332	2,221
FibroGen, Inc. (a)	474	26,899
Gilead Sciences, Inc.	107	7,491
GlycoMimetics, Inc. (a)	200	2,240
Heron Therapeutics, Inc. (a)	130	3,497
Incyte Corporation (a)	813	65,520
InflaRx NV (a)(b)	133	4,361
Insmed, Inc. (a)	489	11,888
Insys Therapeutics, Inc. (a)	333	1,152
Ionis Pharmaceuticals, Inc. (a)	266	15,428
KalVista Pharmaceuticals, Inc. (a)	597	11,158
Karyopharm Therapeutics, Inc. (a)	332	2,812
Merus NV (a)(b)	332	4,054
Moderna, Inc. (a)	251	4,167
Neurocrine Biosciences, Inc. (a)	811	71,546
Portola Pharmaceuticals, Inc. (a)	94	2,547
Progenics Pharmaceuticals, Inc. (a)	508	2,250
Radius Health, Inc. (a)	266	4,860
Rigel Pharmaceuticals, Inc. (a)	6,783	14,651
Rocket Pharmaceuticals, Inc. (a)	195	2,804
Sarepta Therapeutics, Inc. (a)	164	22,912
Seattle Genetics, Inc. (a)	412	31,489
TG Therapeutics, Inc. (a)	133	545
Tyme Technologies, Inc. (a)	938	2,523
Vanda Pharmaceuticals, Inc. (a)	1,027	27,863
Vertex Pharmaceuticals, Inc. (a)	532	101,564
Viking Therapeutics, Inc. (a)	268	2,187
Voyager Therapeutics, Inc. (a)	65	682
		856,875
Building Products - 0.14%
A.O. Smith Corporation	618	29,578
Armstrong World Industries, Inc.	678	46,131
Johnson Controls International plc (b)	1,027	34,682
Owens Corning	221	11,578
		121,969
Capital Markets - 0.99%
CBOE Global Markets, Inc.	480	44,770
E*TRADE Financial Corporation	2,246	104,798
The Goldman Sachs Group, Inc.	377	74,650
Interactive Brokers Group, Inc., Class A (g)	2,533	127,663
KKR & Company, Inc., Class A	2,802	62,905
MLP SE (b)	4,853	23,857
Morgan Stanley	3,902	165,055
Northern Trust Corporation	404	35,738
State Street Corporation	1,712	121,381
WisdomTree Investments, Inc.	15,875	106,362
		867,179
Chemicals - 0.19%
Albemarle Corporation	195	15,743
CF Industries Holdings, Inc.	891	38,892
FMC Corporation	495	39,501
Huntsman Corporation	260	5,712
The Mosaic Company	546	17,625
The Sherwin-Williams Company	104	43,838
		161,311
Commercial Services & Supplies - 0.00%
Charah Solutions, Inc. (a)	480	3,437

Communications Equipment - 0.33%
Acacia Communications, Inc. (a)(g)	1,106	48,122
Ciena Corporation (a)	1,430	54,469
Cisco Systems, Inc.	2,126	100,538
Nokia OYJ - ADR (b)	13,000	82,550
		285,679
Construction & Engineering - 0.09%
Dycom Industries, Inc. (a)	975	56,599
MasTec, Inc. (a)	520	23,077
		79,676
Construction Materials - 0.08%
Vulcan Materials Company	681	69,224

Consumer Finance - 0.25%
Capital One Financial Corporation	258	20,792
Synchrony Financial	6,500	195,260
		216,052
Containers & Packaging - 0.02%
Berry Global Group, Inc. (a)	408	20,094

Diversified Consumer Services - 0.13%
Service Corporation International	2,733	117,300

Diversified Telecommunication Services - 0.02%
Verizon Communications, Inc.	260	14,316

Electric Utilities - 1.54%
American Electrical Power Company, Inc.	3,493	276,366
Entergy Corporation	2,985	266,232
Evergy, Inc.	3,195	183,138
Eversource Energy	1,918	133,128
FirstEnergy Corporation	6,096	238,963
Fortum OYJ (b)	1,155	26,251
Iberdrola SA (b)	670	5,538
NextEra Energy, Inc.	1,195	213,881
		1,343,497
Electrical Equipment - 0.17%
AMETEK, Inc.	472	34,409
Bloom Energy Corporation, Class A (a)	891	8,420
Emerson Electric Company	1,008	65,994
nVent Electric plc (b)	1,051	26,296
TPI Composites, Inc. (a)	221	6,689
Vestas Wind Systems A/S (b)	66	5,456
		147,264
Electronic Equipment, Instruments & Components - 0.10%
II-VI, Inc. (a)	158	5,998
SYNNEX Corporation	856	82,826
		88,824
Entertainment - 0.11%
Activision Blizzard, Inc.	387	18,282
Netflix, Inc. (a)	195	66,202
Zynga, Inc., Class A (a)	2,560	11,469
		95,953
Food Products - 0.83%
General Mills, Inc.	1,839	81,725
Lamb Weston Holdings, Inc.	624	45,115
Mondelez International, Inc., Class A	4,270	197,530
Nestle SA (b)	1,486	129,555
Nomad Foods Ltd. (a)(b)	7,827	143,469
Post Holdings, Inc. (a)(g)	172	15,965
Sanderson Farms, Inc.	193	23,759
The Simply Good Foods Company (a)	1,663	32,911
Tyson Foods, Inc., Class A	913	56,533
		726,562
Health Care Equipment & Supplies - 0.45%
ABIOMED, Inc. (a)	195	68,459
AtriCure, Inc. (a)	133	4,116
BioLife Solutions, Inc. (a)	274	4,019
Boston Scientific Corporation (a)	918	35,022
Cardiovascular Systems, Inc. (a)	133	4,140
DexCom, Inc. (a)	694	97,875
Edwards Lifesciences Corporation (a)	266	45,332
Ekso Bionics Holdings, Inc. (a)	266	463
GenMark Diagnostics, Inc. (a)	1,729	11,480
IDEXX Laboratories, Inc. (a)	26	5,532
Intuitive Surgical, Inc. (a)	40	20,946
iRhythm Technologies, Inc. (a)	266	22,610
Nuvectra Corporation (a)	301	4,214
STAAR Surgical Company (a)	27	965
Tactile Systems Technology, Inc. (a)	114	7,590
Tandem Diabetes Care, Inc. (a)	312	13,566
Valeritas Holdings, Inc. (a)	1,662	681
ViewRay, Inc. (a)	732	5,263
Wright Medical Group NV (a)(b)	1,463	43,656
		395,929
Health Care Providers & Services - 0.18%
Anthem, Inc.	130	39,390
Centene Corporation (a)	254	33,165
Humana, Inc.	280	86,517
Owens & Minor, Inc.	272	2,059
		161,131
Health Care Technology - 0.02%
Allscripts Healthcare Solutions, Inc. (a)	396	4,669
Teladoc Health, Inc. (a)	130	8,346
		13,015
Hotels, Restaurants & Leisure - 1.29%
Darden Restaurants, Inc. (g)	908	95,277
Eldorado Resorts, Inc. (a)	1,228	57,249
Marriott International, Inc., Class A	2,078	237,993
McDonald's Corporation (g)	210	37,544
MGM Resorts International (g)	2,994	88,143
Planet Fitness, Inc., Class A (a)	2,017	116,825
Royal Caribbean Cruises Ltd. (b)	602	72,270
Texas Roadhouse, Inc. (g)	993	60,414
Vail Resorts, Inc.	429	80,764
The Wendy's Company (g)	4,270	73,956
Wingstop, Inc.	1,569	103,005
Yum! Brands, Inc. (g)	1,107	104,036
		1,127,476
Household Durables - 0.15%
D.R. Horton, Inc.	2,263	87,012
Lennar Corporation, Class A	733	34,759
Roku, Inc. (a)	254	11,417
		133,188
Household Products - 0.22%
The Procter & Gamble Company	2,032	196,027

Independent Power and Renewable Electricity Producers - 0.24%
NextEra Energy Partners LP	896	35,983
NRG Energy, Inc. (g)	2,580	105,548
Vistra Energy Corporation (a)	2,540	63,780
		205,311
Industrial Conglomerates - 0.15%
Honeywell International, Inc.	941	135,156

Insurance - 0.42%
The Allstate Corporation	34	2,987
Arthur J. Gallagher & Company	1,500	112,065
Assured Guaranty Ltd. (b)	1,270	51,511
Axis Capital Holdings Ltd. (b)	929	49,748
Everest Re Group Ltd. (b)	12	2,629
The Hanover Insurance Group, Inc.	953	108,680
Mercury General Corporation	761	39,344
		366,964
Interactive Media & Services - 0.35%
Alphabet, Inc., Class A (a)	228	256,703
Cars.com, Inc. (a)	650	17,751
EverQuote, Inc., Class A (a)	2,680	15,008
Yelp, Inc. (a)	318	11,582
		301,044
Internet & Direct Marketing Retail - 0.05%
Amazon.com, Inc. (a)	27	46,406

Internet Software & Services - 0.01%
Yahoo Japan Corporation (b)	3,819	10,323

IT Services - 0.83%
Accenture plc, Class A (b)	548	84,145
Akamai Technologies, Inc. (a)	532	34,633
Alliance Data Systems Corporation	240	42,622
Broadridge Financial Solutions, Inc.	1,290	130,071
DXC Technology Company	1,277	81,881
LiveRamp Holdings, Inc. (a)	2,992	129,972
Okta, Inc. (a)	127	10,469
PayPal Holdings, Inc. (a)	137	12,160
Science Applications International Corporation	2,575	172,886
Visa, Inc., Class A	192	25,922
		724,761
Leisure Products - 0.07%
Hasbro, Inc.	626	56,691
Old PSG Wind-Down Ltd. (a)(b)(f)	2,127	865
		57,556
Life Sciences Tools & Services - 0.08%
Accelerate Diagnostics, Inc. (a)	129	2,349
Agilent Technologies, Inc.	266	20,229
Fluidigm Corporation (a)	1,662	14,376
Illumina, Inc. (a)	85	23,782
NanoString Technologies, Inc. (a)	332	7,384
Pacific Biosciences of California, Inc. (a)	658	4,554
		72,674
Machinery - 0.44%
Caterpillar, Inc.	468	62,319
Cummins, Inc.	218	32,070
Deere & Company	362	59,368
Dover Corporation	25	2,196
Ingersoll-Rand plc (b)	811	81,133
Meritor, Inc. (a)	822	16,999
Pentair plc (b)	781	32,169
Sandvik AB (b)	826	13,199
Stanley Black & Decker, Inc.	657	83,071
		382,524
Marine - 0.01%
Genco Shipping & Trading Ltd. (a)(b)	890	6,559

Media - 0.74%
Altice U.S.A., Inc., Class A	1,330	26,121
CBS Corporation, Class B	134	6,628
comScore, Inc. (a)	29,434	579,555
Gray Television, Inc. (a)	1,197	20,002
Nexstar Media Group, Inc., Class A	130	10,851
		643,157
Metals & Mining - 0.02%
Nucor Corporation	274	16,780

Multiline Retail - 0.29%
Big Lots, Inc.	4,397	138,681
Ollie's Bargain Outlet Holdings, Inc. (a)	1,422	111,158
		249,839
Multi-Utilities - 0.91%
CenterPoint Energy, Inc.	2,476	76,558
CMS Energy Corporation	2,256	117,628
Dominion Energy, Inc. (g)	2,768	194,424
NiSource, Inc.	3,134	85,495
Public Service Enterprise Group, Inc.	4,153	226,546
RWE AG (b)	1,270	31,587
Sempra Energy	536	62,701
		794,939
Oil, Gas & Consumable Fuels - 3.08%
Anadarko Petroleum Corporation	173	8,188
Apache Corporation	19	624
BP plc - ADR (b)	40	1,645
Cabot Oil & Gas Corporation	1	25
Callon Petroleum Company (a)	16,762	136,443
Canadian Natural Resources Ltd. (b)	72	1,934
Carrizo Oil & Gas, Inc. (a)	5,088	62,481
Chevron Corporation	34	3,898
Cimarex Energy Company	51	3,842
Concho Resources, Inc. (a)	3,095	370,905
ConocoPhillips	6,264	424,010
CONSOL Energy, Inc. (a)	426	15,136
Continental Resources, Inc. (a)	65	3,001
Crestwood Equity Partners LP	175	5,549
Diamondback Energy, Inc.	4,035	416,089
Enbridge, Inc. (b)	57	2,087
Encana Corporation (b)	556	3,825
Energy Transfer LP	3,489	51,328
EnLink Midstream LLC	1,324	14,405
Enterprise Products Partners LP	1,418	39,236
EOG Resources, Inc.	4,230	419,616
EQT Corporation	138	2,687
Equitrans Midstream Corporation (a)	80	1,666
Gulfport Energy Corporation (a)	287	2,408
Hess Corporation	36	1,944
HollyFrontier Corporation	48	2,704
Imperial Oil Ltd. (b)	6	171
Kinder Morgan, Inc.	158	2,860
Magellan Midstream Partners LP	804	49,406
Marathon Oil Corporation	16,020	252,956
Marathon Petroleum Corporation	294	19,480
MPLX LP	32	1,124
Murphy Oil Corporation	91	2,489
ONEOK, Inc.	50	3,210
Peabody Energy Corporation	598	21,349
Phillips 66	26	2,481
Pioneer Natural Resources Company	27	3,843
Plains All American Pipeline LP	169	3,848
Suncor Energy, Inc. (b)	66	2,133
Sunoco LP	37	1,133
Targa Resources Corporation	78	3,355
Teekay Tankers Ltd., Class A (b)	6,684	6,684
Western Gas Equity Partners LP	72	2,273
The Williams Companies. Inc.	656	17,666
World Fuel Services Corporation	559	13,913
WPX Energy, Inc. (a)	22,928	281,097
		2,687,147
Paper & Forest Products - 0.07%
Louisiana-Pacific Corporation	2,588	63,095

Personal Products - 0.04%
The Estee Lauder Companies, Inc., Class A	143	19,508
Unilever NV (b)	270	14,459
		33,967
Pharmaceuticals - 0.37%
Aerie Pharmaceuticals, Inc. (a)	536	25,203
Alimera Sciences, Inc. (a)	1,117	1,062
Allergan plc (b)	260	37,435
Aratana Therapeutics, Inc. (a)	2,096	9,285
AstraZeneca plc - ADR (b)	1,938	70,892
Bristol Myers-Squibb Company	838	41,372
Cymabay Therapeutics, Inc. (a)	830	7,221
G.W. Pharmaceuticals plc - ADR (a)(b)	260	37,115
Intersect ENT, Inc. (a)	133	3,946
Intra-Cellular Therapies, Inc. (a)	399	4,804
The Medicines Company (a)	333	7,696
Merck & Company, Inc.	399	29,698
MyoKardia, Inc. (a)	193	7,986
Newron Pharmaceuticals SpA (a)(b)	732	5,010
Novartis AG - ADR (b)	151	13,216
ObsEva SA (a)(b)	279	3,535
Paratek Pharmaceuticals, Inc. (a)	585	3,946
TherapeuticsMD, Inc. (a)	399	2,095
Urovant Sciences Ltd. (a)(b)	318	2,868
Zogenix, Inc. (a)	178	7,787
		322,172
Professional Services - 0.02%
Nielsen Holdings plc (b)	462	11,864
Upwork, Inc. (a)	133	2,568
		14,432
Real Estate Investment Trusts (REITs) - 9.93%
Agree Realty Corporation	3,770	248,933
American Assets Trust, Inc.	9,096	390,582
American Homes 4 Rent, Class A	12,284	271,599
Americold Realty Trust	4,730	138,684
AvalonBay Communities, Inc.	2,032	392,013
Boston Properties, Inc.	3,629	478,556
Camden Property Trust	4,775	462,936
CareTrust REIT, Inc.	6,629	145,705
Cousins Properties, Inc.	74,100	655,785
Douglas Emmett, Inc.	17,146	648,633
Duke Realty Corporation	4,187	122,428
Equity Residential	3,250	235,820
Four Corners Property Trust, Inc.	12,547	354,327
Gaming and Leisure Properties, Inc.	1,749	65,588
Hudson Pacific Properties, Inc.	17,533	569,297
The Macerich Company	903	41,682
Mid-America Apartment Communities, Inc.	3,767	381,522
Outfront Media, Inc.	1,588	32,951
Regency Centers Corporation	9,730	632,450
SITE Centers Corporation	17,145	224,085
STAG Industrial, Inc.	17,298	476,906
Taubman Centers, Inc.	1,290	64,242
VICI Properties, Inc.	45,233	973,867
Weingarten Realty Investors	16,510	473,672
Welltower, Inc.	2,397	185,744
		8,668,007
Road & Rail - 0.06%
Celadon Group, Inc. (a)	2,031	3,371
Knight-Swift Transportation Holdings, Inc.	673	21,368
Ryder System, Inc.	479	27,739
		52,478
Semiconductors & Semiconductor Equipment - 0.60%
Ambarella, Inc. (a)(b)	266	10,108
Applied Materials, Inc.	1,088	42,519
Broadcom, Inc.	60	16,095
CEVA, Inc. (a)	508	14,448
Infineon Technologies AG (b)	2,055	45,710
Intel Corporation (g)	882	41,560
Lam Research Corporation	411	69,697
Microchip Technology, Inc.	520	41,792
Micron Technology, Inc. (a)	640	24,461
MKS Instruments, Inc.	585	47,754
Monolithic Power Systems, Inc.	332	42,018
NVIDIA Corporation	274	39,388
NXP Semiconductors NV (b)	448	38,989
QUALCOMM, Inc.	206	10,201
Skyworks Solutions, Inc.	576	42,071
		526,811
Software - 1.62%
Adobe, Inc. (a)	65	16,108
Bottomline Technologies DE, Inc. (a)(g)	1,370	70,760
CommVault Systems, Inc. (a)	455	30,062
Cornerstone OnDemand, Inc. (a)	1,675	96,044
CyberArk Software Ltd. (a)(b)	508	44,582
ForeScout Technologies, Inc. (a)	4,445	135,573
J2 Global, Inc.	268	20,143
LogMeIn, Inc.	508	47,254
Microsoft Corporation	1,465	152,990
Mimecast Ltd. (a)(b)	266	9,994
Oracle Corporation	1,270	63,792
Palo Alto Networks, Inc. (a)	254	54,564
Proofpoint, Inc. (a)	685	69,781
RingCentral, Inc., Class A (a)	318	29,396
SailPoint Technologies Holding, Inc. (a)	635	18,129
salesforce.com, Inc. (a)(g)	913	138,749
ServiceNow, Inc. (a)(g)	166	36,523
SS&C Technologies Holdings, Inc.	674	34,704
Symantec Corporation	5,567	117,018
Teradata Corporation (a)	2,540	112,725
TiVo Corporation	1,027	11,431
Workday, Inc., Class A (a)	467	84,775
Zendesk, Inc. (a)	330	22,285
		1,417,382
Special Purpose Acquisition Vehicle - 0.34%
Tiberius Acquisition Corporation (a)	29,450	298,917

Specialty Retail - 0.60%
Advance Auto Parts, Inc.	261	41,551
Guess?, Inc.	2,051	40,015
The Home Depot, Inc.	39	7,158
National Vision Holdings, Inc. (a)	2,306	73,239
O'Reilly Automotive, Inc. (a)	152	52,388
The TJX Companies, Inc. (g)	3,339	166,049
Tractor Supply Company	253	21,606
Ulta Beauty, Inc. (a)(g)	422	123,190
		525,196
Textiles, Apparel & Luxury Goods - 0.10%
Nike, Inc., Class B	1,109	90,805

Thrifts & Mortgage Finance - 0.12%
Essent Group Ltd. (a)(b)	2,740	108,915

Trading Companies & Distributors - 0.05%
MSC Industrial Direct Company, Inc., Class A	486	40,576

Total Long Common Stocks
(Cost $27,300,635)		28,660,725

LONG PREFERRED CONVERTIBLE FUNDS - 0.06%
Sempra Energy
6.750%, 7/15/2021	540	54,940
Total Long Convertible Preferred Stocks
(Cost $54,925)		54,940

LONG EXCHANGE TRADED FUNDS - 38.61%
Energy Select Sector SPDR Fund	1,050	66,969
Health Care Select Sector SPDR Fund	262	23,755
Industrial Select Sector SPDR Fund	1,230	88,277
Invesco S&P 500 Equal Weight ETF	41,348	4,150,099
iShares 20+ Year Treasury Bond ETF	1,078	131,484
iShares 7-10 Year Treasury Bond ETF	2	210
iShares China Large-Cap ETF	381	16,436
iShares iBoxx $ High Yield Corporate Bond ETF	156,951	13,358,100
iShares iBoxx $ Investment Grade Corporate Bond ETF	114,065	13,302,260
iShares MSCI Emerging Markets ETF	3,361	144,859
iShares MSCI Germany Index Fund ETF	3,806	101,963
iShares Russell 2000 ETF	1,191	177,530
iShares Transportation Average ETF	2,704	488,991
iShares U.S. Home Construction ETF	6,579	225,331
SPDR S&P 500 ETF Trust	2,206	595,466
United States Oil Fund LP (a)	8,693	98,665
Utilities Select Sector SPDR Fund	806	44,137
Vanguard REIT ETF	8,086	674,453
Total Long Exchange Traded Funds		33,688,985
(Cost $33,949,863)

LONG WARRANTS - 0.00%
Valeritas Holdings, Inc., Series A
Expiration: October 16, 2023, Exercise Price: $0.60 (a)(b)(f)	1,688	17
Valeritas Holdings, Inc., Series B
Expiration: August 16, 2019, Exercise Price: $0.48 (a)(b)(f)	1,688	17
		34
Total Long Warrants		34
(Cost $34)

	Principal Amount
LONG CORPORATE BONDS - 0.11%
Newell Brands, Inc.
3.850%, 4/1/2023	$100,000	98,573
Total Long Corporate Bonds
(Cost $98,336)		98,573

PURCHASED OPTIONS - 0.14%	Contracts (c)	Notional Amount
Purchased Call Options (a) - 0.07%
Accelerate Diagnostics, Inc.
Expiration: May 2019, Exercise Price: $17.50	1	$1,821	287
Advance Auto Parts, Inc.
Expiration: February 2019, Exercise Price: $180.00	1	15,920	4
Align Technology, Inc.
Expiration: February 2019, Exercise Price: $232.50	1	24,895	1,655
American Express Company
Expiration: February 2019, Exercise Price: $105.00	61	626,470	3,507
American International Group, Inc.
Expiration: February 2019, Exercise Price: $45.00	129	557,667	8,772
AmerisourceBergen Corporation
Expiration: February 2019, Exercise Price: $85.00	1	8,337	132
Apple, Inc.
Expiration: February 2019, Exercise Price: $165.00	3	49,932	1,140
Berkshire Hathaway, Inc., Class B
Expiration: June 2019, Exercise Price: $220.00	7	143,878	3,220
BlackBerry Ltd.
Expiration: March 2019, Exercise Price: $7.50 (b)	7	5,649	518
Bunge Ltd.
Expiration: July 2019, Exercise Price: $60.00 (b)	8	44,056	1,760
Cabot Oil & Gas Corporation
Expiration: February 2019, Exercise Price: $26.00	72	179,640	1,800
Campbell Soup Company
Expiration: March 2019, Exercise Price: $40.00	9	31,887	180
Capital One Financial Corporation
Expiration: March 2019, Exercise Price: $95.00	48	386,832	192
Cars.com, Inc.
Expiration: March 2019, Exercise Price: $30.00	3	8,193	270
CBOE S&P 500 Volatility Index
Expiration: February 2019, Exercise Price: $20.00	6	9,942	285
Expiration: March 2019, Exercise Price: $20.00	4	6,628	480
Colgate-Palmolive Company
Expiration: February 2019, Exercise Price: $62.00	3	19,404	796
Expiration: March 2019, Exercise Price: $65.00	5	32,340	810
Cummins, Inc.
Expiration: February 2019, Exercise Price: $150.00	9	132,399	67
Diplomat Pharmacy, Inc.
Expiration: February 2019, Exercise Price: $17.50	3	4,350	15
Fidelity National Financial, Inc.
Expiration: March 2019, Exercise Price: $35.00	27	97,632	5,063
Golar LNG Ltd.
Expiration: February 2019, Exercise Price: $27.50	13	28,951	32
Expiration: September 2019, Exercise Price: $25.00	3	6,681	683
The Hartford Financial Services Group, Inc.
Expiration: March 2019, Exercise Price: $50.00	60	281,520	2,040
Honeywell International, Inc.
Expiration: February 2019, Exercise Price: $148.00	7	100,541	448
Insmed, Inc.
Expiration: February 2019, Exercise Price: $20.00	1	2,431	455
Expiration: February 2019, Exercise Price: $21.00	1	2,431	385
iShares 20+ Year Treasury Bond ETF
Expiration: February 2019, Exercise Price: $123.00	18	219,546	387
iShares MSCI Emerging Markets Index Fund
Expiration: March 2019, Exercise Price: $43.50	21	90,510	2,058
Lumentum Holdings, Inc.
Expiration: February 2019, Exercise Price: $47.50	6	29,346	2,130
Marriott Vacations Worldwide Corporation
Expiration: April 2019, Exercise Price: $80.00	1	8,854	1,155
National Vision Holdings, Inc.
Expiration: February 2019, Exercise Price: $40.00	18	57,168	90
Prudential Financial, Inc.
Expiration: March 2019, Exercise Price: $95.00	16	147,424	2,784
Qualcomm, Inc.
Expiration: March 2019, Exercise Price: $57.50	38	188,176	532
Expiration: April 2019, Exercise Price: $55.00	19	94,088	1,444
Scorpio Bulkers, Inc.
Expiration: March 2019, Exercise Price: $5.00	18	8,136	360
SPDR S&P Oil and Gas Trust
Expiration: February 2019, Exercise Price: $31.50	8	24,432	144
Star Bulk Carriers Corporation
Expiration: February 2019, Exercise Price: $17.50 (b)	4	2,964	10
Symantec Corporation
Expiration: February 2019, Exercise Price: $20.00	19	39,938	3,316
Expiration: February 2019, Exercise Price: $21.00	3	6,306	372
TiVo Corporation
Expiration: April 2019, Exercise Price: $11.00	13	14,469	1,268
United States Oil Fund LP
Expiration: April 2019, Exercise Price: $11.00	32	36,320	2,976
Vanda Pharmaceuticals, Inc.
Expiration: February 2019, Exercise Price: $32.00	1	2,713	108
WisdomTree Investments, Inc.
Expiration: March 2019, Exercise Price: $8.00	247	165,490	2,470
Expiration: June 2019, Exercise Price: $9.00	127	85,090	2,223
Zayo Group Holdings, Inc.
Expiration: March 2019, Exercise Price: $30.00	3	8,235	390
Total Purchased Call Options			59,213
(Cost $69,597)

Purchased Put Options (c) - 0.07%
Acacia Communications, Inc.
Expiration: February 2019, Exercise Price: $40.00	8	34,808	280
AerCap Holdings NV
Expiration: February 2019, Exercise Price: $45.00	4	18,904	250
Air Lease Corporation
Expiration: February 2019, Exercise Price: $30.00	5	18,970	62
Alphabet, Inc.
Expiration: February 2019, Exercise Price: $1060.00	1	112,589	1,035
Expiration: February 2019, Exercise Price: $1120.00	1	112,589	535
American Airlines Group, Inc.
Expiration: February 2019, Exercise Price: $31.50	8	28,616	8
Expiration: February 2019, Exercise Price: $35.00	11	39,347	874
Ball Corporation
Expiration: February 2019, Exercise Price: $50.00	10	52,280	225
The Boeing Company
Expiration: February 2019, Exercise Price: $335.00	1	38,562	29
Canadian Pacific Railway Ltd.
Expiration: February 2019, Exercise Price: $175.00	1	20,490	7
Chegg, Inc.
Expiration: February 2019, Exercise Price: $35.00	1	3,522	187
Cisco Systems, Inc.
Expiration: February 2019, Exercise Price: $43.00	19	89,851	380
Citigroup, Inc.
Expiration: February 2019, Exercise Price: $60.00	12	77,352	222
DexCom, Inc.
Expiration: February 2019, Exercise Price: $135.00	1	14,103	247
Dycom Industries, Inc.
Expiration: February 2019, Exercise Price: $50.00	14	81,270	315
Expiration: February 2019, Exercise Price: $55.00	10	58,050	1,075
Edwards Lifesciences Corporation
Expiration: February 2019, Exercise Price: $155.00	1	17,042	142
F5 Networks, Inc.
Expiration: February 2019, Exercise Price: $155.00	1	16,095	150
Fastenal Company
Expiration: February 2019, Exercise Price: $50.00	9	54,414	45
Fiserv, Inc.
Expiration: February 2019, Exercise Price: $80.00	45	373,185	4,500
General Electric Company
Expiration: February 2019, Exercise Price: $8.00	27	27,432	41
Expiration: February 2019, Exercise Price: $9.00	27	27,432	95
Expiration: March 2019, Exercise Price: $8.00	18	18,288	144
Harris Corporation
Expiration: February 2019, Exercise Price: $130.00	5	76,590	63
Honeywell International, Inc.
Expiration: February 2019, Exercise Price: $138.00	8	114,904	688
Illinois Tool Works, Inc.
Expiration: February 2019, Exercise Price: $123.00	6	82,386	180
Intercontinental Exchange, Inc.
Expiration: March 2019, Exercise Price: $70.00	39	299,364	2,145
Invesco DB U.S. Dollar Index Bullish Fund
Expiration: February 2019, Exercise Price: $25.00	71	180,269	213
Invesco QQQ Trust
Expiration: March 2019, Exercise Price: $145.00	41	689,456	1,517
JPMorgan Alerian MLP Index ETN
Expiration: February 2019, Exercise Price: $24.50	19	47,519	4,655
Mastercard, Inc.
Expiration: March 2019, Exercise Price: $200.00	18	380,034	4,590
Microsoft Corporation
Expiration: February 2019, Exercise Price: $101.00	10	104,430	65
Expiration: February 2019, Exercise Price: $104.00	10	104,430	510
Nordic American Tankers Ltd.
Expiration: February 2019, Exercise Price: $2.00	22	4,510	220
Norfolk Southern Corporation
Expiration: March 2019, Exercise Price: $160.00	1	16,774	273
Parker Hannifin Corporation
Expiration: February 2019, Exercise Price: $155.00	4	65,924	400
PayPal Holdings, Inc.
Expiration: March 2019, Exercise Price: $85.00	7	62,132	1,127
Red Hat, Inc.
Expiration: March 2019, Exercise Price: $165.00	2	35,568	60
salesforce.com, Inc.
Expiration: February 2019, Exercise Price: $140.00	5	75,985	312
Seattle Genetics, Inc.
Expiration: February 2019, Exercise Price: $65.00	1	7,643	35
Senior Housing Properties Trust
Expiration: March 2019, Exercise Price: $12.50	64	88,128	800
Southwest Airlines Company
Expiration: February 2019, Exercise Price: $48.50	2	11,352	10
SPDR S&P 500 ETF Trust
Expiration: February 2019, Exercise Price: $240.00	13	350,909	150
Expiration: February 2019, Exercise Price: $242.00	15	404,895	52
Expiration: February 2019, Exercise Price: $250.00	13	350,909	97
Expiration: February 2019, Exercise Price: $251.00	1	26,993	26
Expiration: February 2019, Exercise Price: $255.00	3	80,979	114
SPDR S&P Biotech ETF
Expiration: February 2019, Exercise Price: $71.00	2	16,720	11
SPDR S&P Oil and Gas Trust
Expiration: March 2019, Exercise Price: $30.00	205	626,070	21,935
Square, Inc.
Expiration: February 2019, Exercise Price: $55.00	95	677,825	1,567
Expiration: February 2019, Exercise Price: $65.00	25	178,375	2,338
United Continental Holdings, Inc.
Expiration: February 2019, Exercise Price: $80.00	1	8,727	23
UnitedHealth Group, Inc.
Expiration: February 2019, Exercise Price: $240.00	1	27,020	20
Utilities Select Sector SPDR Fund
Expiration: February 2019, Exercise Price: $52.50	38	208,088	114
VanEck Vectors Semiconductor ETF
Expiration: February 2019, Exercise Price: $90.00	4	38,636	176
Visa, Inc.
Expiration: February 2019, Exercise Price: $130.00	27	364,527	1,998
Expiration: March 2019, Exercise Price: $125.00	21	283,521	2,142
W.W. Grainger, Inc.
Expiration: February 2019, Exercise Price: $280.00	2	59,078	175
Total Purchased Put Options			59,649
(Cost $99,093)

Total Purchased Options
(Cost $168,690)			118,862

	Shares
LONG SHORT-TERM INVESTMENTS - 27.26%
Fidelity Investments Money Market Funds, Share Class I, 2.27% (e)(h)	23,785,416	23,785,416
Total Long Short-Term Investments
(Cost $23,785,416)		23,785,416

Total Long Investments
(Cost $85,357,899) - 99.01%		86,407,535

SECURITIES SOLD SHORT (d) - (32.82)%
SHORT COMMON STOCKS - (27.53)%
Aerospace & Defense - (0.58)%
Lockheed Martin Corporation	(189)	(54,751)
Mercury Systems, Inc.	(98)	(5,746)
Northrop Grumman Corporation	(1,473)	(405,885)
Textron, Inc.	(710)	(37,793)
Triumph Group, Inc.	(216)	(3,856)
		(508,031)
Air Freight & Logistics - (0.38)%
Air Transport Services Group, Inc.	(532)	(12,635)
C.H. Robinson Worldwide, Inc.	(1,235)	(107,161)
Expeditors International of Washington, Inc.	(411)	(28,482)
Forward Air Corporation	(216)	(12,642)
Hub Group, Inc., Class A	(3,876)	(172,521)
		(333,441)
Airlines - (0.41)%
Air France-KLM (b)	(762)	(9,585)
Alaska Air Group, Inc.	(325)	(20,784)
Copa Holdings SA, Class A (b)	(129)	(12,236)
Spirit Airlines, Inc.	(2,578)	(151,638)
United Continental Holdings, Inc.	(980)	(85,525)
WestJet Airlines Ltd. (b)	(4,830)	(73,886)
		(353,654)
Auto Components - (0.08)%
American Axle & Manufacturing Holdings, Inc.	(1,474)	(21,785)
Gentex Corporation	(254)	(5,380)
Lear Corporation	(255)	(39,252)
Veoneer, Inc.	(254)	(7,572)
		(73,989)
Automobiles - (0.05)%
Tesla Motors, Inc.	(137)	(42,062)

Banks - (0.58)%
Bank of Hawaii Corporation	(685)	(52,971)
Bank of Montreal (b)	(1,280)	(93,695)
BB&T Corporation	(2,070)	(101,016)
Citigroup, Inc.	(2,534)	(163,342)
Huntington Bancshares, Inc.	(4,515)	(59,779)
Royal Bank of Canada (b)	(455)	(34,635)
		(505,438)
Beverages - (0.14)%
The Boston Beer Company, Inc., Class A	(265)	(66,027)
National Beverage Corporation	(666)	(55,838)
		(121,865)
Biotechnology - (0.17)%
Amgen, Inc.	(390)	(72,973)
Denali Therapeutics, Inc.	(658)	(12,541)
Regeneron Pharmaceuticals, Inc.	(137)	(58,810)
		(144,324)
Building Products - (0.12)%
Allegion plc (b)	(317)	(27,218)
Fortune Brands Home & Security, Inc.	(415)	(18,799)
Masco Corporation	(1,937)	(62,778)
		(108,795)
Capital Markets - (0.46)%
Affiliated Managers Group, Inc.	(127)	(13,329)
The Bank of New York Mellon Corporation	(1,660)	(86,851)
Invesco Ltd. (b)	(3,250)	(59,215)
Nasdaq, Inc.	(514)	(45,253)
S&P Global, Inc.	(323)	(61,903)
TD Ameritrade Holding Corporation	(2,372)	(132,713)
		(399,264)
Chemicals - (0.34)%
DowDuPont, Inc.	(260)	(13,991)
Eastman Chemical Company	(288)	(23,218)
Ecolab, Inc.	(222)	(35,114)
HB Fuller Company	(195)	(9,631)
International Flavors & Fragrances, Inc.	(1,083)	(153,548)
PPG Industries, Inc.	(299)	(31,527)
PQ Group Holdings, Inc.	(342)	(5,147)
RPM International, Inc.	(253)	(14,461)
W.R. Grace & Company	(100)	(7,101)
		(293,738)
Commercial Services & Supplies - (0.10)%
Waste Management, Inc.	(952)	(91,078)

Communications Equipment - (0.24)%
F5 Networks, Inc.	(426)	(68,565)
Juniper Networks, Inc.	(2,268)	(58,832)
Lumentum Holdings, Inc.	(129)	(6,309)
ViaSat, Inc.	(1,233)	(77,297)
		(211,003)
Construction Materials - (0.05)%
Martin Marietta Materials, Inc.	(235)	(41,520)

Consumer Finance - (0.10)%
American Express Company	(685)	(70,350)
Discover Financial Services	(323)	(21,799)
		(92,149)
Containers & Packaging - (0.01)%
Greif, Inc., Class A	(195)	(7,605)
International Paper Company	(68)	(3,225)
		(10,830)
Distributors - (0.03)%
Pool Corporation	(152)	(22,786)

Diversified Telecommunication Services - (0.10)%
AT&T, Inc.	(2,946)	(88,557)

Electric Utilities - (1.09)%
Alliant Energy Corporation	(1,855)	(82,492)
Avangrid, Inc.	(914)	(45,581)
Exelon Corporation	(317)	(15,140)
Hawaiian Electric Industries, Inc.	(1,464)	(54,446)
IDACORP, Inc.	(965)	(94,088)
OGE Energy Corporation	(1,842)	(75,430)
Pinnacle West Capital Corporation	(1,397)	(123,104)
Portland General Electric Company	(864)	(41,748)
The Southern Company	(4,884)	(237,362)
The Xcel Energy, Inc.	(3,551)	(185,930)
		(955,321)
Electrical Equipment - (0.11)%
Eaton Corporation plc (b)	(274)	(20,892)
Rockwell Automation, Inc.	(249)	(42,210)
Sensata Technologies Holding plc (b)	(645)	(30,638)
		(93,740)
Electronic Equipment, Instruments & Components - (0.13)%
AU Optronics Corporation - ADR (b)	(14,746)	(56,477)
Vishay Intertechnology, Inc.	(1,713)	(33,404)
Zebra Technologies Corporation, Class A	(127)	(22,047)
		(111,928)
Food & Staples Retailing - (0.08)%
Costco Wholesale Corporation	(219)	(47,004)
Sprouts Farmers Market, Inc.	(1,165)	(27,937)
		(74,941)
Food Products - (0.56)%
Campbell Soup Company	(3,567)	(126,379)
The Hain Celestial Group, Inc.	(2,634)	(48,281)
The Hershey Company	(413)	(43,820)
Hormel Foods Corporation	(3,578)	(151,421)
The J.M. Smucker Company	(206)	(21,605)
Kellogg Company	(1,708)	(100,789)
		(492,295)
Health Care Equipment & Supplies - (0.32)%
Align Technology, Inc.	(377)	(93,854)
Baxter International, Inc.	(399)	(28,923)
Becton, Dickinson and Company	(213)	(53,135)
Danaher Corporation	(403)	(44,701)
DexCom, Inc.	(100)	(14,103)
Medtronic plc (b)	(305)	(26,959)
STERIS plc (b)	(146)	(16,653)
		(278,328)
Health Care Providers & Services - (0.17)%
AmerisourceBergen Corporation	(200)	(16,674)
Cigna Corporation	(94)	(18,782)
CVS Health Corporation	(95)	(6,227)
HCA Holdings, Inc.	(206)	(28,723)
Quest Diagnostics, Inc.	(274)	(23,934)
UnitedHealth Group, Inc.	(191)	(51,608)
		(145,948)
Hotels, Restaurants & Leisure - (0.77)%
B.J.'s Restaurants, Inc.	(888)	(44,249)
Bloomin' Brands, Inc.	(2,257)	(41,597)
Boyd Gaming Corporation	(2,145)	(58,601)
Brinker International, Inc.	(183)	(7,415)
Carnival Corporation (b)	(514)	(29,596)
The Cheesecake Factory, Inc.	(1,341)	(60,184)
Domino's Pizza, Inc.	(288)	(81,714)
Hilton Worldwide Holdings, Inc.	(2,833)	(211,002)
Red Rock Resorts, Inc., Class A	(274)	(6,954)
Restaurant Brands International, Inc. (b)	(807)	(50,559)
Shake Shack, Inc., Class A	(1,003)	(47,903)
Starbucks Corporation	(520)	(35,433)
		(675,207)
Household Durables - (0.29)%
Mohawk Industries, Inc.	(445)	(57,311)
PulteGroup, Inc.	(2,779)	(77,284)
Toll Brothers, Inc.	(2,130)	(78,682)
TRI Pointe Group, Inc.	(1,137)	(15,293)
Whirlpool Corporation	(182)	(24,208)
		(252,778)
Household Products - (0.09)%
The Clorox Company	(516)	(76,564)

Independent Power and Renewable Electricity Producers - (0.04)%
AES Corporation	(1,300)	(21,307)
Uniper SE (b)	(585)	(16,963)
		(38,270)
Industrial Conglomerates - (0.31)%
3M Company	(939)	(188,082)
General Electric Company	(5,757)	(58,491)
Roper Technologies, Inc.	(96)	(27,193)
		(273,766)
Insurance - (1.06)%
Aon plc (b)	(656)	(102,487)
Arch Capital Group Ltd. (b)	(2,593)	(76,105)
Chubb Ltd. (b)	(890)	(118,415)
Markel Corporation	(198)	(208,595)
Marsh & McLennan Companies, Inc.	(1,028)	(90,659)
MetLife, Inc.	(1,290)	(58,914)
Muenchener Rueckversicherungs-Gesellschaft AG - Reg (b)	(616)	(137,466)
Reinsurance Group America, Inc.	(322)	(46,513)
The Travelers Companies, Inc.	(685)	(85,995)
		(925,149)
Interactive Media & Services - (0.03)%
Cargurus, Inc.	(86)	(3,678)
Twitter, Inc.	(254)	(8,524)
Zillow Group, Inc., Class C	(342)	(12,001)
		(24,203)
Internet & Direct Marketing Retail - (0.06)%
Etsy, Inc.	(200)	(10,930)
Shutterstock, Inc.	(352)	(14,083)
Stitch Fix, Inc., Class A	(1,028)	(23,079)
		(48,092)
IT Services - (0.49)%
Booz Allen Hamilton Holding Corporation	(288)	(14,150)
CACI International, Inc., Class A	(64)	(10,700)
Fiserv, Inc.	(1,283)	(106,399)
Global Payments, Inc.	(272)	(30,540)
International Business Machines Corporation	(95)	(12,770)
Leidos Holdings, Inc.	(750)	(43,500)
Mastercard, Inc., Class A	(87)	(18,368)
MongoDB, Inc.	(964)	(89,035)
Sabre Corporation	(665)	(15,282)
Shopify, Inc., Class A (b)	(100)	(16,847)
Square, Inc., Class A	(164)	(11,701)
Twilio, Inc., Class A	(48)	(5,343)
Visa, Inc., Class A	(205)	(27,677)
Worldpay, Inc., Class A	(274)	(22,874)
		(425,186)
Life Sciences Tools & Services - (0.11)%
Thermo Fisher Scientific, Inc.	(390)	(95,811)

Machinery - (0.58)%
AGCO Corporation	(307)	(19,709)
Donaldson Company, Inc.	(611)	(28,888)
Dover Corporation	(970)	(85,195)
Flowserve Corporation	(346)	(15,238)
Illinois Tool Works, Inc.	(412)	(56,572)
Kennametal, Inc.	(406)	(15,258)
PACCAR, Inc.	(2,296)	(150,434)
Parker-Hannifin Corporation	(193)	(31,808)
Terex Corporation	(1,057)	(32,461)
The Timken Company	(619)	(26,363)
WABCO Holdings, Inc.	(365)	(41,694)
		(503,620)
Marine - (0.01)%
Seaspan Corporation (b)	(640)	(5,952)

Media - 0.00%
National CineMedia, Inc.	(437)	(3,020)

Metals & Mining - (0.01)%
Allegheny Technologies, Inc.	(196)	(5,368)

Multiline Retail - (0.12)%
Target Corporation	(1,489)	(108,697)

Multi-Utilities - (0.97)%
Ameren Corporation	(2,725)	(188,951)
Consolidated Edison, Inc.	(1,775)	(137,829)
DTE Energy Company	(2,366)	(278,596)
E.ON SE (b)	(1,662)	(18,475)
National Grid plc - ADR (b)	(650)	(35,419)
NorthWestern Corporation	(798)	(51,000)
WEC Energy Group, Inc.	(1,850)	(135,106)
		(845,376)
Oil, Gas & Consumable Fuels - (0.91)%
Andeavor Logistics LP	(85)	(3,051)
Arch Coal, Inc., Class A	(200)	(17,626)
Buckeye Partners LP	(13)	(397)
California Resources Corporation	(138)	(2,781)
Carrizo Oil & Gas, Inc.	(177)	(2,174)
Cenovus Energy, Inc. (b)	(317)	(2,469)
Centennial Resource Development, Inc., Class A	(220)	(2,897)
Continental Resources, Inc.	(2,193)	(101,251)
DCP Midstream Partners LP	(75)	(2,515)
Devon Energy Corporation	(54)	(1,439)
Enable Midstream Partners LP	(1,221)	(18,486)
Enbridge, Inc. (b)	(1,273)	(46,617)
EnLink Midstream LLC	(172)	(1,871)
Exxon Mobil Corporation	(1,809)	(132,563)
Genesis Energy LP	(732)	(15,313)
Kinder Morgan, Inc.	(1,547)	(28,001)
Matador Resources Company	(159)	(3,100)
NGL Energy Partners LP	(440)	(5,170)
Noble Energy, Inc.	(13,776)	(307,756)
Nordic American Tankers Ltd. (b)	(3,658)	(7,499)
NuStar Energy LP	(1,634)	(41,651)
Oasis Petroleum, Inc.	(434)	(2,613)
Occidental Petroleum Corporation	(62)	(4,140)
Parsley Energy, Inc., Class A	(161)	(2,991)
PBF Energy, Inc.	(91)	(3,332)
PBF Logistics LP	(151)	(3,314)
Phillips 66 Partners LP	(83)	(4,069)
Range Resources Corporation	(153)	(1,688)
Royal Dutch Shell plc - ADR (b)	(108)	(6,667)
Scorpio Tankers, Inc. (b)	(260)	(4,870)
Shell Midstream Partners LP	(130)	(2,642)
SM Energy Company	(149)	(2,923)
TransCanada Corporation (b)	(84)	(3,572)
Valero Energy Corporation	(57)	(5,006)
Whiting Petroleum Corporation	(182)	(5,211)
		(797,665)
Paper & Forest Products - (0.01)%
Domtar Corporation	(260)	(12,194)

Personal Products - (0.08)%
Beiersdorf AG (b)	(674)	(67,468)

Pharmaceuticals - (0.07)%
Johnson & Johnson	(166)	(22,091)
Pfizer, Inc.	(532)	(22,583)
Roche Holding AG - ADR (b)	(469)	(15,618)
		(60,292)
Real Estate Investment Trusts (REITs) - (10.85)%
Acadia Realty Trust	(8,520)	(244,780)
Alexandria Real Estate Equities, Inc.	(2,435)	(320,714)
American Campus Communities, Inc.	(3,675)	(169,123)
Apartment Investment & Management Company, Class A	(9,842)	(487,376)
Brandywine Realty Trust	(8,523)	(128,271)
Brixmor Property Group, Inc.	(9,933)	(170,152)
CoreSite Realty Corporation	(645)	(63,719)
Corporate Office Properties Trust	(16,480)	(406,891)
CyrusOne, Inc.	(8,220)	(445,524)
Digital Realty Trust, Inc.	(2,925)	(316,894)
EastGroup Properties, Inc.	(1,409)	(145,775)
Equinix, Inc.	(194)	(76,436)
Essex Property Trust, Inc.	(2,255)	(611,556)
Federal Realty Investment Trust	(968)	(128,328)
Highwoods Properties, Inc.	(3,765)	(166,865)
Host Hotels & Resorts, Inc.	(7,633)	(137,852)
Kimco Realty Corporation	(31,437)	(534,743)
Kite Realty Group Trust	(8,264)	(137,430)
Lexington Realty Trust	(25,147)	(241,663)
LTC Properties, Inc.	(3,548)	(168,317)
National Retail Properties, Inc.	(2,967)	(156,391)
Piedmont Office Realty Trust, Inc., Class A	(24,713)	(478,444)
Prologis, Inc.	(5,682)	(392,967)
Realty Income Corporation	(1,613)	(110,797)
Retail Properties of America, Inc., Class A	(12,350)	(156,104)
RPT Realty	(33,398)	(437,180)
Senior Housing Properties Trust	(27,056)	(372,561)
Simon Property Group, Inc.	(588)	(107,087)
SL Green Realty Corporation	(5,614)	(518,902)
STORE Capital Corporation	(7,041)	(227,565)
UDR, Inc.	(4,515)	(197,531)
Urban Edge Properties	(4,140)	(84,539)
VEREIT, Inc.	(29,900)	(241,592)
Vornado Realty Trust	(867)	(60,612)
Washington Real Estate Investment Trust	(16,411)	(416,019)
Weyerhaeuser Company	(703)	(18,447)
WP Carey, Inc.	(5,155)	(386,058)
		(9,465,205)
Road & Rail - (2.32)%
ArcBest Corporation	(2,586)	(97,285)
Canadian National Railway Company (b)	(479)	(40,006)
Canadian Pacific Railway Ltd. (b)	(1,309)	(268,214)
Covenant Transportation Group, Inc., Class A	(6,788)	(160,061)
CSX Corporation	(4,979)	(327,120)
Genesee & Wyoming, Inc., Class A	(486)	(38,161)
Heartland Express, Inc.	(1,134)	(22,692)
J.B. Hunt Transport Services, Inc.	(3,743)	(400,651)
Kansas City Southern	(1,062)	(112,307)
Marten Transport Ltd.	(115)	(2,225)
Norfolk Southern Corporation	(532)	(89,238)
Old Dominion Freight Line, Inc.	(643)	(87,403)
Saia, Inc.	(2,395)	(143,628)
Schneider National, Inc., Class B	(509)	(10,811)
Union Pacific Corporation	(343)	(54,561)
Werner Enterprises, Inc.	(5,160)	(169,867)
		(2,024,230)
Semiconductors & Semiconductor Equipment - (0.14)%
Broadcom, Inc.	(121)	(32,458)
Cirrus Logic, Inc.	(960)	(35,664)
Intel Corporation	(640)	(30,157)
Universal Display Corporation	(266)	(27,619)
		(125,898)
Software - (0.53)%
Appian Corporation	(822)	(26,460)
Avalara, Inc.	(822)	(32,773)
Blackline, Inc.	(339)	(16,130)
Check Point Software Technologies Ltd. (b)	(343)	(38,388)
Citrix Systems, Inc.	(318)	(32,608)
Fair Isaac Corporation	(127)	(28,600)
HubSpot, Inc.	(222)	(35,145)
Paycom Software, Inc.	(311)	(46,103)
Paylocity Holding Corporation	(214)	(15,200)
Pluralsight, Inc., Class A	(266)	(7,975)
SAP SE - ADR (b)	(685)	(70,843)
Tableau Software, Inc., Class A	(66)	(8,437)
The Ultimate Software Group, Inc.	(32)	(8,738)
Zscaler, Inc.	(1,905)	(92,145)
		(459,545)
Specialty Retail - (0.44)%
AutoNation, Inc.	(206)	(7,983)
AutoZone, Inc.	(54)	(45,756)
Bed Bath & Beyond, Inc.	(399)	(6,021)
Five Below, Inc.	(891)	(110,243)
Floor & Decor Holdings, Inc., Class A	(29)	(994)
The Home Depot, Inc.	(278)	(51,021)
Lowe's Companies, Inc.	(534)	(51,350)
Penske Automotive Group, Inc.	(1,160)	(54,381)
Ross Stores, Inc.	(512)	(47,166)
Urban Outfitters, Inc.	(243)	(7,849)
		(382,764)
Technology Hardware, Storage & Peripherals - (0.18)%
Apple, Inc.	(616)	(102,527)
Seagate Technology plc (b)	(1,026)	(45,431)
Western Digital Corporation	(147)	(6,614)
		(154,572)
Textiles, Apparel & Luxury Goods - (0.11)%
Carter's, Inc.	(611)	(50,652)
Skechers U.S.A., Inc., Class A	(1,624)	(44,124)
		(94,776)
Thrifts & Mortgage Finance - (0.04)%
New York Community Bancorp, Inc.	(3,014)	(35,023)

Trading Companies & Distributors - (0.35)%
Fastenal Company	(292)	(17,654)
GATX Corporation	(387)	(29,288)
MSC Industrial Direct Company, Inc.	(298)	(24,880)
Triton International Ltd. (b)	(3,848)	(138,336)
W.W. Grainger, Inc.	(171)	(50,512)
WESCO International, Inc.	(821)	(43,020)
		(303,690)
Water Utilities - (0.16)%
American States Water Company	(1,223)	(82,822)
American Water Works Company Inc.	(318)	(30,423)
Aqua America, Inc.	(748)	(26,217)
		(139,462)
Total Short Common Stocks
Proceeds $(22,908,189)		(24,024,868)

SHORT EXCHANGE TRADED FUNDS - (5.18)%
Energy Select Sector SPDR Fund	(18,959)	(1,209,205)
ETFMG Prime Cyber Security ETF	(975)	(36,553)
Health Care Select Sector SPDR Fund	(1,712)	(155,227)
Industrial Select Sector SPDR Fund	(616)	(44,210)
Invesco Dynamic Leisure and Entertainment ETF	(86)	(3,646)
iShares Expanded Tech-Software ETF	(466)	(89,575)
Invesco QQQ Trust Series 1	(2,672)	(449,323)
iShares MSCI Eurozone ETF	(1,061)	(39,628)
iShares Nasdaq Biotechnology ETF	(332)	(36,417)
iShares Russell 2000 ETF	(1,718)	(256,085)
iShares U.S. Real Estate ETF	(638)	(53,299)
iShares U.S. Aerospace & Defense ETF	(205)	(39,872)
iShares U.S. Technology ETF	(598)	(104,106)
JPMorgan Alerian MLP Index ETN	(413)	(10,329)
Material Select Sector SPDR	(1,181)	(63,006)
SPDR S&P 500 ETF Trust	(1,974)	(532,842)
SPDR S&P Biotech ETF	(1,130)	(94,468)
SPDR S&P Pharmaceuticals ETF	(508)	(20,386)
SPDR S&P Regional Banking ETF	(1,754)	(92,892)
SPDR S&P Retail ETF	(1,286)	(56,790)
SPDR S&P Semiconductor ETF	(3,697)	(264,964)
Technology Select Sector SPDR Fund	(717)	(47,523)
Utilities Select Sector SPDR Fund	(4,810)	(263,396)
VanEck Vectors Oil Services ETF	(21,403)	(361,069)
VanEck Vectors Semiconductor ETF	(960)	(92,726)
Vanguard Communication Services ETF	(798)	(65,348)
WisdomTree Europe Hedged Equity Fund	(698)	(42,082)
Total Short Exchange Traded Funds		(4,524,967)
Proceeds $(4,413,129)

	Principal Amount
SHORT CORPORATE BONDS - (0.11)%
Colgate-Palmolive Company
3.700%, 8/1/2047	$(100,000)	(97,871)
Total Short Corporate Bonds
Cost $(93,978)		(97,871)

Total Securities Sold Short
Proceeds $(27,415,296) - (32.82)%		(28,647,706)
Total Investments
(Cost $57,942,603) - 66.19%		57,759,829
Other Assets In Excess Of Liabilities - 33.81% €		29,502,258
Net Assets - 100.00%		$87,262,087

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services ("Fund Services").

(a)	Non-income producing security.
(b)	Foreign security.
(c)	100 shares per contract.
(d)	Securities sold short are not owned by the Fund and cannot produce income.
(e)	All or a portion of the assets have been committed as collateral for open securities sold short, written option contracts, swap contracts, and futures contracts. The total value of assets committed as collateral as of January 31, 2019, is $32,732,099.
(f)	Level 3 security. Please see Note 2 for more information.
(g)	Held in connection with a written option, see Schedule of Written Options for more details.
(h)	The rate quoted is the annualized seven-day effective yield as of October 31, 2018.

ADR	- American Depository Receipt
ETF	- Exchange Traded Fund
ETN	- Exchange Traded Note
plc	- Public Limited Company
Reg	-Registered

The cost basis of investments for federal income tax purposes at January 31, 2019 was as follows*:

Total Portfolio
Tax Cost(1)	$57,916,524

Gross unrealized appreciation(2)	3,300,380
Gross unrealized depreciation(2)	(2,098,861)
Net unrealized appreciation (depreciation)(2)	$1,201,519

(1) Tax cost represents tax on investments, net of proceeds on securities sold short and premiums on written options.
(2) Unrealized appreciation and depreciation for swap contracts includes accrued interest.

* Because tax adjustments are calculated annually at the end of the Fund's fiscal year, the above table does not reflect tax adjustments for the current fiscal year. For the previous fiscal year's information, federal income tax please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

The following is a summary of the Fund’s pricing procedures. It is intended to be a general discussion and may not necessarily reflect all the pricing procedures followed by the Fund. Equity securities, including common stocks, preferred stocks, and real estate investment trusts (“REITS”) that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively “Nasdaq”), are valued at the last reported sale price on that exchange on which the security is principally traded. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter (“OTC”) market. If a non-exchanged traded equity security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Fixed income securities, including short-term debt instruments having a maturity less than 60 days, are valued at the evaluated mean price supplied by an approved independent third-party pricing service (“Pricing Service”). These securities are categorized in Level 2 of the fair value hierarchy.

In the case of foreign securities, the occurrence of events after the close of foreign markets, but prior to the time the Fund’s net asset value (“NAV”) is calculated will result in an adjustment to the trading prices of foreign securities when foreign markets open on the following business day. The Fund will value foreign securities at fair value, taking into account such events in calculating the NAV. In such cases, use of fair valuation can reduce an investor’s ability to seek profit by estimating the Fund’s NAV in advance of the time the NAV is calculated. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded funds and closed-end funds are valued at the last reported sale price on the exchange on which the security is principally traded. If, on a particular day, an exchange traded fund does not trade, then the mean between the most recent quoted bid and asked prices will be used. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (including money market funds), other than exchange traded funds, are valued at their reported NAV per share. To the extent these securities are valued at their NAV per share, they are categorized in Level 1 of the fair value hierarchy.

Forward currency contracts maturing in two or fewer days are valued at the spot rate. Forward currency contracts maturing in three days or more days are valued at the midpoint prices calculated by U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or the “Administrator”) using an “interpolation” methodology that incorporates foreign-exchange prices obtained from an approved pricing service for standard forward-settlement periods, such as one month, three months, six months and one year. These securities are categorized in Level 2 of the fair value hierarchy.

Exchange traded options and Flexible Exchange® options (“FLEX options”) are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. If the composite mean price is not available, models such as Black-Scholes can be used to value the options. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. These securities are categorized in Level 2 of the fair value hierarchy.

Future contracts are valued at the settlement price on the exchange on which they are principally traded. The settlement price is the average of the prices at which a future contract trades immediately before the close of trading for the day. Equity swap contract prices are determined by using the same methods used to price the underlying security. These securities are categorized in Level 2 of the fair value hierarchy.

All other assets of the Fund are valued in such a manner as the Valuation Committee under the supervision of the Board of Trustees (the “Board”), in good faith, deems appropriate to reflect its fair value.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following table is a summary of the inputs used to value the Fund’s securities by level within the fair value hierarchy as of January 31, 2019:

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Assets
Long Common Stocks(1)	$28,020,513	$639,347	$865	$28,660,725
Long Preferred Convertible	54,940			54,940
Long Exchange Traded Funds	33,688,985			33,688,985
Long Warrants			34	34
Long Corporate Bonds		98,573		98,573
Long Short-Term Investments	23,785,416			23,785,416
Purchased Call Options	3,310	55,903		59,213
Purchased Put Options	30,800	28,849		59,649
Future Contracts(2)		1,454,385		1,454,385
	$85,583,964	$2,277,057	$899	$87,861,920

Investments at Fair Value	Level 1	Level 2	Level 3	Total
Liabilities
Common Stocks Sold Short(1)	$(23,774,909)	$(249,959)		$(24,024,868)
Exchange Traded Funds Sold Short	(4,524,967)			(4,524,967)
Corporate Bonds Sold Short		(97,871)		(97,871)
Written Call Options	(3,540)	(13,811)		(17,351)
Written Put Options	(2,082)	(6,047)		(8,129)
Swap Contracts(2)		(70,691)		(70,691)
	$(28,305,498)	$(438,379)	$-	$(28,743,877)

(1) Please refer to the Schedule of Investments to view long and short common stocks/corporate bonds segregated by industry type.
(2) Swap contracts and future contracts are valued at the net unrealized appreciation (depreciation) on the instrument as presented on the Schedules of Swap and Open Futures contracts.

For the period ended January 31, 2019, there was one transfer to Level 3 securities.

Level 3 Reconciliation Disclosure
The following is a reconcilation of Level 3 assets for which significant unobservable inputs were used to determine fair value

Description	Common Stock	Warrants
Balance as of October 31, 2018	$865	$-
Purchases on Investments	-	34
(Sales) of Investments	-	-
Realized (Gain) Loss	-	-
Transfers Into Level 3	-	-
Change in Unrealized Appreciation (Depreciation)	-	-
Balance as of January 31, 2019	$865	$34

Significant unobservable valuation inputs monitored by the Valuation Group under the supervision of the Board of Trustees for material Level 3 investments as of January 31, 2018 are as follows:
Description	Fair Value at January 31, 2019	Valuation Technique	Unobservable Input	Expected Distribution	Distribution Amount	Range/Weighted Average Unobservable Input
Common Stock	$865	Expeced Final Distribution	Final Distribution	$865	$0.4067	$0.40 - 0.42

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
January 31, 2019

	Contracts (a)	Notional Amount	Value

WRITTEN CALL OPTIONS
Acacia Communications, Inc.
Expiration: March 2019, Exercise Price: $40.00	(1)	$(4,351)	$(580)
Bottomline Technologies DE, Inc.
Expiration: February 2019, Exercise Price: $50.00	(7)	(36,155)	(2,450)
Bunge Ltd.
Expiration: July 2019, Exercise Price: $65.00 (b)	(8)	(44,056)	(860)
CBOE S&P 500 Volatility Index
Expiration: February 2019, Exercise Price: $28.00	(6)	(9,942)	(45)
Darden Restaurants, Inc.
Expiration: March 2019, Exercise Price: $110.00	(3)	(31,479)	(330)
Dollar General Corporation
Expiration: February 2019, Exercise Price: $115.00	(1)	(11,543)	(232)
Dominion Energy, Inc.
Expiration: February 2019, Exercise Price: $70.00	(4)	(28,096)	(460)
DTE Energy Company
Expiration: February 2019, Exercise Price: $115.00	(3)	(35,325)	(1,110)
Golar LNG Ltd.
Expiration: September 2019, Exercise Price: $30.00	(3)	(6,681)	(315)
Intel Corporation
Expiration: February 2019, Exercise Price: $47.50	(16)	(75,392)	(648)
Interactive Brokers Group, Inc.
Expiration: February 2019, Exercise Price: $50.00	(17)	(85,680)	(2,635)
McDonald's Corporation
Expiration: February 2019, Exercise Price: $180.00	(1)	(17,878)	(221)
MGM Resorts International
Expiration: February 2019, Exercise Price: $29.50	(6)	(17,664)	(615)
NRG Energy, Inc.
Expiration: February 2019, Exercise Price: $40.00	(10)	(40,910)	(1,450)
Post Holdings, Inc.
Expiration: February 2019, Exercise Price: $105.00	(2)	(18,564)	(45)
ServiceNow, Inc.
Expiration: February 2019, Exercise Price: $195.00	(1)	(22,002)	(2,510)
Texas Roadhouse, Inc.
Expiration: March 2019, Exercise Price: $65.00	(2)	(12,168)	(725)
The TJX Companies, Inc.
Expiration: February 2019, Exercise Price: $50.00	(4)	(19,892)	(240)
Ulta Beauty, Inc.
Expiration: February 2019, Exercise Price: $295.00	(1)	(29,192)	(515)

United States Oil Fund LP
Expiration: April 2019, Exercise Price: $13.00	(31)	(35,185)	(605)
The Wendy's Company
Expiration: March 2019, Exercise Price: $18.00	(8)	(13,856)	(240)
Yum! Brands, Inc.
Expiration: March 2019, Exercise Price: $97.50	(1)	(9,398)	(520)
			(17,351)

WRITTEN PUT OPTIONS
Amegan, Inc.
Expiration: February 2019, Exercise Price: $180.00	(1)	(18,711)	(115)
B.J.'s Restaurants, Inc.
Expiration: February 2019, Exercise Price: $50.00	(8)	(39,864)	(487)
Expiration: March 2019, Exercise Price: $45.00	(8)	(39,864)	(620)
Buckeye Partners LP
Expiration: February 2019, Exercise Price: $30.00	(3)	(9,165)	(277)
Cabot Oil & Gas Corporation
Expiration: February 2019, Exercise Price: $24.00	(72)	(179,640)	(1,800)
DexCom, Inc.
Expiration: February 2019, Exercise Price: $125.00	(1)	(14,103)	(65)
Domino's Pizza, Inc.
Expiration: March 2019, Exercise Price: $250.00	(1)	(28,373)	(252)
Expiration: March 2019, Exercise Price: $270.00	(1)	(28,373)	(660)
Edwards Lifesciences Corporation
Expiration: February 2019, Exercise Price: $145.00	(1)	(17,042)	(47)
F5 Networks, Inc.
Expiration: February 2019, Exercise Price: $145.00	(1)	(16,095)	(43)
The Hershey Company
Expiration: March 2019, Exercise Price: $100.00	(2)	(21,220)	(130)
Host Hotels & Resorts, Inc.
Expiration: February 2019, Exercise Price: $17.00	(11)	(19,866)	(83)
Juniper Networks, Inc.
Expiration: February 2019, Exercise Price: $28.00	(6)	(15,564)	(1,233)
National Vision Holdings, Inc.
Expiration: February 2019, Exercise Price: $30.00	(5)	(15,880)	(237)
NextEra Energy Partners LP
Expiration: February 2019, Exercise Price: $40.00	(6)	(24,096)	(660)
NextEra Energy, Inc.
Expiration: February 2019, Exercise Price: $175.00	(2)	(35,796)	(135)
Ross Stores, Inc.
Expiration: February 2019, Exercise Price: $87.50	(3)	(27,636)	(113)
Seattle Genetics, Inc.
Expiration: February 2019, Exercise Price: $60.00	(1)	(7,643)	(63)
SPDR S&P 500 ETF Trust
Expiration: February 2019, Exercise Price: $240.00	(1)	(26,993)	(161)
Expiration: February 2019, Exercise Price: $245.00	(3)	(80,979)	(50)
SPDR S&P Biotech ETF
Expiration: February 2019, Exercise Price: $66.00	(1)	(8,360)	(3)
Starbucks Corporation
Expiration: March 2019, Exercise Price: $67.50	(2)	(13,628)	(456)

Target Corp.
Expiration: February 2019, Exercise Price: $67.50	(2)	(14,600)	(37)
Urban Outfitters, Inc.
Expiration: February 2019, Exercise Price: $29.50	(6)	(19,380)	(120)
Yum! Brands, Inc.
Expiration: February 2019, Exercise Price: $87.50	(1)	(9,398)	(66)
Expiration: February 2019, Exercise Price: $90.00	(2)	(18,796)	(216)
			(8,129)
TOTAL WRITTEN OPTIONS
(Premiums received $26,079)			$(9,222)

(a)	100 shares per contract.
ETF	- Exchange Traded Fund

Weiss Alternative Balanced Risk Fund
SCHEDULE OF SWAP CONTRACTS (Unaudited)
January 31, 2019

								Value and Unrealized
Counterparty	Security	Maturity Date	Pay/Receive Financing Rate	Financing Rate	Payment Frequency	Number of Shares/Units	Notional Amount	Appreciation (Depreciation)*
LONG EQUITY SWAP CONTRACTS
Morgan Stanley	AXA SA	11/27/2020	Pay	0.600% + 1 Day EONIA(3)	Monthly	5,440	$126,154	$247
Morgan Stanley	Coca-Cola HBC AG	5/15/2020	Pay	0.600% + 1 Day SONIA(1)	Monthly	1,374	46,179	567
Morgan Stanley	ContourGlobal plc	1/17/2020	Pay	0.600% + 1 Day SONIA(1)	Monthly	224	494	(295)
Morgan Stanley	Diageo plc	5/15/2020	Pay	0.600% + 1 Day SONIA(1)	Monthly	2,736	104,423	9,250
Morgan Stanley	easyJet plc	1/4/2021	Pay	0.600% + 1 Day SONIA(1)	Monthly	444	7,357	614
Morgan Stanley	Engie SA	6/29/2020	Pay	0.600% + 1 Day EONIA(3)	Monthly	1,206	19,334	910
Morgan Stanley	The Morgan Stanley U.S. Quality Basket	1/7/2021	Pay	0.950% + FED(2)	Monthly	516	53,664	278
Morgan Stanley	Philips Lighting	6/29/2020	Pay	0.600% + 1 Day EONIA(3)	Monthly	335	8,299	(20)
Morgan Stanley	United Utilities Group plc	1/17/2020	Pay	0.600% + 1 Day SONIA(1)	Monthly	987	10,795	(421)
SHORT EQUITY SWAP CONTRACTS
Morgan Stanley	Ashtead Group plc	6/12/2020	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(135)	(3,424)	839
Morgan Stanley	BBB Downgrade Basket	7/20/2020	Receive	(0.400)% + FED(2)	Monthly	(1,270)	(117,684)	(4,052)
Morgan Stanley	China Exposure Basket	7/20/2020	Receive	(0.350)% + FED(2)	Monthly	(645)	(29,142)	480
Morgan Stanley	Danone SA	9/18/2020	Receive	(0.500)% + 1 Day EONIA(3)	Monthly	(1,287)	(93,657)	(3,125)
Morgan Stanley	Infotech Basket	6/25/2020	Receive	(0.450)% + FED(2)	Monthly	(2,000)	(207,924)	(19,165)
Morgan Stanley	International Consolidated Airlines Group SA	1/4/2021	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(9,208)	(77,770)	(6,282)
Morgan Stanley	L'Oreal SA	9/18/2020	Receive	(0.500)% + 1 Day EONIA(3)	Monthly	(196)	(47,241)	(3,243)
Morgan Stanley	The Morgan Stanley U.S. Growth Long Basket	4/27/2020	Receive	(0.700)% + FED(2)	Monthly	(1,370)	(177,898)	(24,125)
Morgan Stanley	The Morgan Stanley U.S. Leverage Long Basket	4/27/2020	Receive	(0.500)% + FED(2)	Monthly	(2,740)	(337,735)	(15,137)
Morgan Stanley	The Morgan Stanley U.S. Momentum Long Basket	3/30/2020	Receive	(0.400)% + FED(2)	Monthly	(519)	(65,346)	(7,634)
Morgan Stanley	The Morgan Stanley U.S. Cyclicals vs. Defensives	7/24/2020	Receive	(0.850)% + FED(2)	Monthly	(415)	(32,968)	(405)
Morgan Stanley	The Morgan Stanley U.S. Growth vs. Value	7/24/2020	Receive	(0.850)% + FED(2)	Monthly	(179)	(19,226)	(209)
Morgan Stanley	The Morgan Stanley U.S. Momentum Basket	7/24/2020	Receive	(0.900)% + FED(2)	Monthly	(218)	(25,408)	10
Morgan Stanley	Reckitt Benckiser Group plc	5/15/2020	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(212)	(16,312)	34
Morgan Stanley	Severn Trent plc	1/17/2020	Receive	(0.500)% + 1 Day SONIA(1)	Monthly	(1,781)	(46,800)	193
								$(70,691)

(1) Sterling OverNight Index Average
(2) Federal Funds Rate
(3) Euro OverNight Index Average

plc - Public Limited Company
* Based on the net swap value held at each counterparty, unrealized appreciation (depreciation) is a receivable (payable).

Weiss Alternative Balanced Risk Fund
SCHEDULE OF OPEN FUTURES CONTACTS (Unaudited)
January 31, 2019

		Number of Contracts			Unrealized Appreciation
Expiration Date	Issue	Purchased	Notional Amount	Value	(Depreciation)*
LONG FUTURES CONTRACTS
2/13/2019	CBOE Volatility Index	2	$34,250	$(1,700)	$(4,442)
3/20/2019	CBT 10-Year U.S. Treasury Bond	105	10,808,174	49,219	333,986
3/20/2019	CBT Long Term U.S. Treasury Bond	9	1,112,656	9,000	66,361
3/20/2019	CMT Ultra Long Term U.S. Treasury Bond	71	7,576,633	93,188	649,428
7/12/2019	Corn	1	19,638	(238)	(230)
3/15/2019	E-mini S&P 500 Index	30	4,056,750	33,000	164,668
3/15/2019	E-mini S&P MidCap 400 Index	23	4,223,030	18,860	244,614
				$201,329	$1,454,385

* Net value is variation margin receivable (payable).

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Series Portfolios Trust

By (Signature and Title)  /s/  John Hedrick
John Hedrick, President

Date  March 26, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ John Hedrick
John Hedrick, President

Date  March 26, 2019

By (Signature and Title)*  /s/ Cullen Small
Cullen Small, Treasurer

Date  March 26, 2019

* Print the name and title of each signing officer under his or her signature.